Contingencies and lawsuits	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Contingencies and lawsuits

Note	8 | Contingencies and lawsuits

The Company has contingencies and is a party to lawsuits that arise from labor, civil and commercial complaints that relate to atomized legal actions for individual non-significant amounts, which in the Company’s opinion are likely to result in an outflow of resources, and for which a provision in the amount of $ 12,730 has been recorded as of December 31, 2023.

Furthermore, there are significant judicial processes whose outcome, depending on the evidence produced in the cases and based on the legal advisors’ assessment, is uncertain. These judicial processes are detailed below:

- Legal action brought by Consumidores Financieros Asociación Civil Para Su Defensa (13563/2009)

In March 2010, Consumidores Financieros Asociación Civil Para Su Defensa (“CFD”) brought a class action against the Company and Edesur in National Court of Original Jurisdiction in Federal Administrative Matters No. 2, Clerk’s Office No. 3, seeking the reimbursement of: (i) interest applicable to the payment of energy purchased from the WEM, transferred to customers, (ii) the Value Added Tax (VAT) percentage on that interest, calculated on a taxable base that is allegedly contrary to the Consumer Protection Law; and (ii) the late payment charges calculated at the lending rate published by Banco de la Nación Argentina.

On April 22, 2010, the Company answered the complaint, filing a motion to dismiss for lack of standing (“excepción de falta de legitimación”), requesting, at such opportunity, that a summons be served upon the Federal Government, the AFIP and the ENRE as third-party defendants.

Prior to the time allowed to produce evidence, the Tax authorities were ordered to conduct a review of the proceedings in order to issue an opinion on the motion to dismiss for lack of standing filed by edenor. After the proceedings were sent back to the court, the motion was rejected. At the time, the Company filed an appeal against such denial.

In 2022, evidence was offered and arguments were submitted, with the Company invoking lack of standing and the termination of the action by lapse of time. The rendering of a decision on the motions filed by the Company has been deferred and will be considered when final judgment is rendered. The action brought by ADDUC (which is detailed below) will be considered together with these actions.

At the date of issuance of these financial statements, this case is pending resolution.

- Legal action brought by Asociación de Defensa de Derechos de Usuarios y Consumidores - ADDUC

On October 21, 2011, Asociación de Defensa de Derechos de Usuarios y Consumidores (“ADDUC”) brought a class action against the Company requesting: (i) that the Company be ordered to reduce or mitigate the default or late payment interest rates charged to customers; (ii) that the pacts or accords that would have stipulated the interest rates that the Company applies to its customers, as well as the administrative resolutions based on which it justifies the collection of interest be declared non-applicable; and (iii) that interest thus collected be reimbursed.

On April 8, 2014, the Court admitted the motion to dismiss due to the fact that the claims at issue were being litigated in another lawsuit (“excepción de litispendencia”), and ordered that the proceedings be sent to the Court hearing the case entitled “Consumidores Financieros Asociación Civil vs Edesur and Other defendants, for breach of contract”.

Prior to the time allowed to provide evidence, the Tax authorities were ordered to conduct a review of the proceedings in order to issue an opinion on the motion to dismiss for lack of standing filed by the Company, which was rejected.

The Company filed an appeal, which, on October 16, 2020, the National Court of Appeals in Federal Administrative Matters rejected, confirming the decision of the court of original jurisdiction. The case has been brought to trial.

At the date of issuance of these financial statements, this case is pending resolution.

- Legal action brought by Consumidores Financieros Asociación Civil para su Defensa (9119/2022)

On May 4, 2021, CFD brought a class action against the Company in the Court having jurisdiction in Administrative and Tax Matters of the City of Buenos Aires, Clerk’s Office No. 3 of the Judicial Management Office in Consumer Relations, claiming damages allegedly caused by the Company to customers by virtue of the Agreement on the Regularization of Payment Obligations entered into in 2019 by the Company, the Energy Secretariat and the Electric Power Market and Renewable Resources Secretariat, and claiming the reinstatement of the penalties set forth therein, plus interest, loss of profit or opportunity and punitive damages.

The Company answered the complaint and filed a motion to dismiss for lack of jurisdiction (“excepción de incompetencia”) of the local courts. The court admitted the motion to dismiss for lack of jurisdiction and, as a consequence thereof, on January 6, 2022, sent the proceedings to the Court having jurisdiction in Civil and Commercial Federal Matters No. 5 – Clerk’s Office No. 9. At present, the case has been brought to trial. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Legal action brought by the Office of the Ombudsman of the City of Buenos Aires (Court record 30815/2023)

On April 4, 2023, the Ombudsman of the City of Buenos Aires filed a complaint against the Company and Edesur in Court of Original Jurisdiction in Administrative, Tax and Consumer Relations Matters of the City of Buenos Aires No. 25, sole Clerk’s Office, claiming punitive damages adducing deficiency in the information about service interruptions, and requesting the granting of a precautionary measure consisting of the setting up of a workgroup to implement a communication system.

The Company filed an appeal against the precautionary measure, answered the complaint and filed a motion to dismiss for lack of jurisdiction of the local courts. On February 27, 2024, the court admitted the motion to dismiss for lack of jurisdiction. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

- Claim of the City of Buenos Aires Tax Authorities (“AGIP”). Assessment Resolution No. 3417/2017

On December 5, 2017, the AGIP claims alleged differences in the contribution that impacts electric power companies. The difference is based on the content of the contribution’s taxable base, which in the AGIP’s opinion, is made from the Company’s monthly income deriving from sales, without admitting the deduction for the sale of energy to railway companies provided for in the federal laws governing the contribution. The main objections made by the AGIP are the following: a) challenged the tax returns for the 2011-2013 tax periods; b) assessed the resulting tax for the 2011-2013 tax periods, plus interest; c) provided that for the income obtained in connection with the activity of “distribution of electricity and sale services” the Company should pay the aforementioned contribution for the referred to fiscal years at the rate of 6%; and (d) imposed fines.

On January 18, 2018, the Company filed a post-judgement motion for reversal (“recurso de reconsideración”), which was rejected on July 4, 2019. Against this denial, the Company filed an appeal before a higher administrative authority (“recurso jerárquico”). To date, the AGIP has issued no resolution in regard to this appeal.

- Federal Administration of Public Revenues (“AFIP”) – Difference in contribution rate to the Single Social Security System (“SUSS”) (executive order 814/2001) for the 12/2011- 11/2019 fiscal periods

The Company, based on the opinion (pronouncements) of its legal advisors in 2011, decided to apply the reduced rate for contributions to the SUSS set forth in section 2, sub-section b) of Executive Order No. 814/2001 as it is a corporation in which the Sustainability Guarantee Fund, managed by ANSES, has an equity interest in its business (Law 26,425, as amended).

In 2021, after the tax audits conducted by the Large Employer Social Security Resources Control Division, three AFIP resolutions fell on the Company claiming the adjustment of the contribution rate and rejecting the inclusion of edenor in section 2, sub-section b) of Executive Order No. 814/2001.

The Company’s position is supported by the three appeals filed against the debt assessments (all of them filed in Courtroom III of the Federal Social Security Court of Appeals) given the nature of the shareholder ANSES-FGS, its significant role in the Board of Directors, the Federal Government’s participation in the Supervisory Committee through the SIGEN, the recognition that minority state-owned corporations are regarded as included among those entitled to the benefit of Executive Order No. 814/2001, inasmuch as this changed as from the enactment of the referred-to Law No. 27,541, as well as the existence of three similar cases with a favorable outcome in the other two courtrooms comprising the Court of Appeals (with such cases having been appealed by the AFIP before the CSJN).

In the three court records, the Company filed a surety bond as a substitute for the solve et repete (“Pay First”) requirement applicable to the filing of the appeals. The state of the appeals filed by the Company is as follows:

(i)       Edenor S.A. VS AFIP, CHALLENGE OF DEBT, Court record 20408/2021 (CI 25.329) (OI No. 1.578.472- for the 12/2011-12/2016 tax periods):

On September 13, 2021 an appeal was filed. At present, judgment on the case is still pending.

On February 29, 2024 proof that the Company is unable to comply with the First Pay requirement due to the long-overdue readjustment of revenue, as with rates, which must be issued by the relevant authorities, was filed in the court record.

(ii)       Edenor S.A. VS AFIP, CHALLENGE OF DEBT, Court record 11840/2021 (CI 25.329) (OI No. 1.806.371- for the 01/2017-06/2019 tax periods):

On February 22, 2024, the Company was served notice of the Court of Appeals’ decision, whereby the appeal filed by the Company was rejected as inadmissible, inasmuch as the appellate court does not agree with the criterion of the other courtrooms that accept the surety bond as a replacement for the “Pay First” requirement. In that regard, it stated that in order for the surety bond to be accepted, the impossibility of payment must be founded. The Company will file a federal extraordinary appeal (“recurso extraordinario federal”) (with a stay of execution) with the Supreme Court of Justice, and, should it be denied, it will file an appeal against the denial to admit the extraordinary appeal (“recurso de queja”) (without a stay of execution), which implies the immediate availability of the funds to continue with the Company’s defense.

(iii)       Edenor S.A. VS AFIP, SOCIAL SECURITY CONTRIBUTIONS (CI 24.920) (OI: 1893337- for the 07/2019-11/2019 tax periods- Court record No.: CSS 053731/2022):

On October 4, 2022 an appeal was filed. At present, judgment on the case is still pending.

Furthermore, on February 29, 2024 proof that the Company is unable to comply with the First Pay requirement was filed in the court record, in the same way as in the court record mentioned in (i).

Without prejudice to the immediacy of the appeal filed to the CSJN against the denial to admit the extraordinary appeal, which would be granted without a stay of execution and, therefore, the conditions to enforce payment of the debt in question in this specific process mentioned in (ii) above would exist; the merits of the case have not yet been dealt with in this Courtroom and, according to the Company’s understanding and based on the opinion of its legal advisors, the Company’s management considers that it has solid arguments to defend the inclusion of the Company under section 1 of Law 22,016, as it was in effect until the issuance of Executive Order No. 814/2001.

- National Regulatory Authority for the Distribution of Electricity, Proceeding for the Determination of a Claim” (Court record No. 16/2020)

On May 4, 2021, the Company was served notice of a complaint filed by the ENRE in connection with edenor‘s compliance with captions 9.2.1 and 9.2.2 of the “Agreement on the Renegotiation of the Concession Agreement” for differences arising from the date of payment of certain penalties included therein.

The Company answered the complaint, with the proceedings currently being at the stage of producing evidence. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

-	AFIP’s tax claim for Income Tax, Undocumented outflows and VAT

The AFIP initiated a verification process to assess differences in connection with the VAT, undocumented outflows and the income tax, at the request of the Court hearing the case entitled “García Veronica Elizabeth and other defendants, Fraudulent tax evasion and Violation of law 24,769 – Prosecutor AFIP and others” (Case No. 58258/2017”), for bills issued by certain former suppliers of the Company, considered in such proceedings to be “usinas mixtas” (companies used as real and fake invoice plants). This led to the following proceedings:

(i)       “García Veronica Elizabeth and other defendants, Fraudulent tax evasion and Violation of law 24,769 – Prosecutor AFIP and others” (2017 and 2018 fiscal periods):

On July 2, 2020, the AFIP initiated a sua sponte assessment process.

On July 6, 2021, the Company answered the notice and filed a motion for annulment in connection with the AFIP’s tax claim, stating the legal foundations and submitting the relevant documentary evidence.

On November 17, 2021 the AFIP notified the Company of the sua sponte assessments made relating to the three taxes (VAT, IT and undocumented outflows), which were appealed by the Company to the Federal Tax Court on December 10, 2021. This appeal stays the execution of payment.

On December 26, 2022, the Company was served notice of the acquittal of all its former Board of Directors members. The AFIP appealed such decision, and, on March 30, 2023, the San Martín Federal Court of Appeals revoked the acquittal based on the lack of conclusive evidence to either dismiss or confirm the charges against them. It also ordered that the investigation be reopened and that new evidence be produced. In that regard an accounting expert report was issued by the CSJN’s Corps of Experts, whose conclusions were favorable to the Company. At present, no decision has yet been issued by the court hearing the case and the case is pending resolution.

(ii)       Verification Process Order (01/2019-10/2021 fiscal periods):

On February 18, 2022, the Company was notified of the initiation of a new verification process in respect of the same suppliers in question, with a request for additional information on transactions performed from January 2019 until October 2021. At present, the verification process is in process, and no debt has yet been assessed.

(iii)       Verification Process Order (11/2021-06/2022 fiscal periods):

On July 11, 2023 the Company was notified of the initiation of a new verification process in respect of the same suppliers in question, with a request for additional information on transactions performed from November 2021 until June 2022. At present, the verification process is in process, and no debt has yet been assessed.

The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.

-                  Protección a los Consumidores y Usuarios de la República Argentina Asociación Civil (Procurar) – Class action for the protection of a constitutional right (“amparo colectivo”)

Protección a los Consumidores y Usuarios de la República Argentina Asociación Civil, jointly with two users domiciled in the District of San Martín, brought an action against the Company, the SE and CAMMESA.

In that framework, a provisional measure was issued, pursuant to which:

(i)	the Company was ordered to refrain from paying CAMMESA any amounts earmarked for the carrying out of the investments necessary for ensuring the appropriate quality of the electricity service.

(ii)	CAMMESA was ordered to refrain, both from claiming judicial payment by the Company of the energy supplied and/or to be supplied in the future to edenor, and from issuing any precautionary measure affecting the latter’s equity, as a result of and/or due to energy supplied, maintaining the normal and regular dispatch of energy, affecting neither the continuity nor the quality of the public service the distributor must provide to its customers.

-                  Legal action brought by the Company (Study, Review and Inspection of Works in Streets and/or Public Spaces Tax "TERI”)

On October 9, 2020, the Company filed a declaratory judgment action in the Supreme Court of Justice ("CSJN"), against the Government of the City of Buenos Aires ("GCBA") in order to put an end to the state of uncertainty arising between the federal regulations governing the public service of electricity and the GCBA’s claim to impose payment of the TERI on the Company. Additionally, a petition for the granting of a prohibitory injunction was filed, requesting that the GCBA be ordered to refrain from claiming payment of the TERI, and from bringing enforcement actions and/or levying an attachment on the Company’s assets.

On December 21, 2022, the CSJN resolved that it had original jurisdiction over the case, ordered that notice of the complaint be served upon the GCBA for a term of sixty days, and rejected the precautionary measure sought by the Company. On August 13, 2023, the GCBA answered the complaint. At present, the proceedings are at the stage of producing evidence.

Furthermore, the Company has filed complaints requesting the nullification of the GCBA’s Resolutions providing for the payment of the TERI. In one of those proceedings in particular (“Edenor S.A. vs GCBA, Challenge of actions taken by the Governmental Authority” Court record 286603/2024) a favorable judgement was rendered on February 28, 2024, considering section 377 of the City of Buenos Aires Tax Code to be unconstitutional. The Company’s management believes there exist reasonable grounds to believe that edenor should prevail in this case.